ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	December 31,	December 31,
	2025	2024
Trade payables	$344,606	$295,998
Accrued liabilities	283,883	276,462
Wages payable	143,824	108,142
Other liabilities	261,131	142,810
Total accounts payable and accrued liabilities	$1,033,444	$823,412

In 2025 and 2024, the other liabilities balance consisted primarily of various employee benefits, employee payroll tax withholdings, other payroll taxes, royalties due and the current portion of the remaining obligation of the committed subscription proceeds for the San Nicolás project (Note 15).